Other Gains and Losses, and Litigation	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Other Gains and Losses, and Litigation

B.17. OTHER GAINS AND LOSSES, AND LITIGATION
For the first half of 2022, Other gains and losses, and litigation includes the pre-tax gain on the deconsolidation of EUROAPI (see Note B.1.) and a charge to a provision for risks related to a litigation.